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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.8%

		Australia: 2.3%
106,916		Amcor Ltd.	$534,762
16,094		Aristocrat Leisure Ltd.	163,600
9,303		Australian Gas Light Co. Ltd.	117,485
12,775		BHP Billiton Ltd.	278,513
181,835		BlueScope Steel Ltd.	1,048,456
6,438		Boral Ltd.	44,247
17,431		Brambles Industries Ltd.	139,835
1,155		Cochlear Ltd.	42,914
40,019		Coles Myer Ltd.	343,138
33,441		Commonwealth Bank of Australia	1,091,713
3,053		CSL Ltd.	119,190
52,097		Foster’s Group Ltd.	209,359
139,173		Insurance Australia Group Ltd.	548,066
31,730		John Fairfax Holdings Ltd.	89,887
15,034		Leighton Holdings Ltd.	196,190
20,843		Macquarie Airports	47,981
28,596		Mayne Group Ltd.	67,808
35,968		National Australia Bank Ltd.	957,113
39,796		OneSteel Ltd.	108,797
159,612		Prime Retail Group	797,996
115,697		Qantas Airways Ltd.	276,217
41,267		Santos Ltd.	359,393
32,994		SunCorp.-Metway Ltd.	465,736
33,577		Telstra Corp. Ltd.	94,163
			8,142,559

		Austria: 0.2%
276		Boehler-Uddeholm AG	57,562
3,647		Erste Bank der Oesterreichischen Sparkassen AG	208,533
7,123	@	IMMOFINANZ Immobilien Anlagen AG	78,264
2,366		OMV AG	138,068
5,188		Telekom Austria AG	116,770
1,130		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	51,889
469		Voestalpine AG	66,743
2,242		Wienerberger AG	115,326
			833,155

		Belgium: 0.5%
3,461		Belgacom SA	109,453
1,350		Delhaize Group	86,898
23,497		Fortis	859,797
2,746		Interbrew	132,338
4,251		KBC Bancassurance Holding	458,025
1,324		Solvay SA	150,457
1,170		UCB SA	61,303
			1,858,271

		Bermuda: 0.1%
10,500		Frontline Ltd.	344,267
			344,267

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

		Denmark: 0.3%
22		AP Moller - Maersk A/S	$178,283
6,400		Danske Bank A/S	245,030
2,325		East Asiatic Co. Ltd. A/S	93,221
7,000		GN Store Nord	78,741
3,550		Novo-Nordisk A/S	220,589
700		Novozymes A/S	50,195
500	@	Topdanmark A/S	69,197
3,800	@	Vestas Wind Systems A/S	98,442
			1,033,698

		Finland: 0.7%
2,250		Elisa Corp.	44,008
5,400		Fortum OYJ	134,756
1,300		Kesko OYJ	51,484
1,950		Neste Oil OYJ	66,229
58,450		Nokia OYJ	1,256,532
2,100		Orion OYJ	43,871
11,100		Rautaruukki OYJ	334,358
7,100		Sampo OYJ	136,993
5,900		Wartsila OYJ	231,374
			2,299,605

		France: 3.9%
3,937		Accor	231,510
2,731		Air France	58,977
22,924	@	Alcatel SA	305,218
2,688	@, #	Atos Origin	185,528
22,103		AXA	771,032
3,103		BNP Paribas	290,192
10,951		Bouygues	597,073
859		Cap Gemini SA	47,281
6,550		Casino Guichard Perrachon SA	502,697
11,295		Cie de Saint-Gobain	793,404
1,489	#	Cie Generale D’Optique Essilor International SA	150,325
28,013		Credit Agricole SA	1,048,632
1,391		Gaz de France	48,874
4,603		Groupe Danone	555,367
4,460		L’Oreal SA	400,395
2,820		Lafarge SA	338,891
2,305		Lagardere SCA	182,540
5,138		LVMH Moet Hennessy Louis Vuitton SA	506,618
8,905		Michelin (C.G.D.E.)	584,483
966		Pinault-Printemps-Redoute	120,172
1,227		Publicis Groupe	49,733
14,116		Sanofi-Synthelabo SA	1,335,113
4,910	@	Societe Generale	758,985
17,513		Suez SA	675,908
14,318		Technip SA	861,285
10,499		Thales SA	405,435
19,344		Total SA	1,257,693
1,033		Unibail	170,362
2,823		Veolia Environnement	157,645
17,037		Vivendi Universal SA	613,192
			14,004,560

		Germany: 2.5%
1,115		Adidas-Salomon AG	221,902
609		Allianz AG	94,748
938		Beiersdorf AG	134,696
1,242		Celesio AG	119,955
14,733		Commerzbank AG	555,383

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

10,461	@	Deutsche Bank AG	$1,205,001
9,353		Deutsche Lufthansa AG	163,752
6,827		Deutsche Post AG	184,840
35,004		Deutsche Telekom AG	569,778
1,938		EON AG	225,030
435		Fresenius Medical Care AG	48,954
16,635		Hochtief AG	975,125
8,867	@	Infineon Technologies AG	100,572
4,296		Merck KGaA	439,288
2,269		Metro AG	129,052
7,713		Muenchener Rueckversicherungs AG	1,045,372
3,020		SAP AG	637,707
2,143		Siemens AG	184,504
37,837		ThyssenKrupp AG	1,301,506
2,541		TUI AG	51,790
6,732		Volkswagen AG	477,882
333		Wincor Nixdorf AG	44,472
			8,911,309

		Greece: 0.2%
1,530		Coca-Cola Hellenic Bottling Co.	48,468
3,699		Cosmote Mobile Communications SA	84,173
11,686		EFG Eurobank Ergasias SA	333,204
3,352		Hellenic Petroleum SA	44,592
4,026		National Bank of Greece	171,524
3,700		OPAP SA	125,943
1,149		Titan Cement Co. SA	60,197
			868,101

		Hong Kong: 0.7%
63,000		Cathay Pacific Airways Ltd.	103,683
25,000		Esprit Holdings Ltd.	201,001
129,355		Hang Lung Properties Ltd.	227,628
32,096		Henderson Land Development	167,127
12,000		Hong Kong Exchanges and Clearing Ltd.	80,521
84,000		HongKong Electric Holdings	369,936
34,000		Hutchison Whampoa International Ltd.	308,013
35,000		New World Development Ltd.	56,025
118,074		PCCW Ltd.	73,066
124,000		Sino Land Co.	189,308
11,000		Swire Pacific Ltd.	103,998
24,000		Techtronic Industries Co.	34,775
7,000		Television Broadcasts Ltd.	40,335
32,000		Wharf Holdings Ltd.	113,914
37,000		Wing Hang Bank Ltd.	330,529
			2,399,859

		Ireland: 0.4%
23,263		Allied Irish Banks PLC	558,416
13,487		C&C Group PLC	116,067
8,023		CRH PLC	270,801
17,288		Eircom Group PLC	47,798
5,723	@	Elan Corp. PLC	107,576
5,800	@	Grafton Group PLC	76,666
4,065		Irish Life & Permanent PLC	98,160
			1,275,484

		Italy: 1.7%
14,301		Assicurazioni Generali S.p.A.	521,802
3,132		Autogrill S.p.A.	49,116
4,423		Autostrade S.p.A.	128,822

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

32,282		Banca Fideuram S.p.A.	$176,969
112,757		Banca Intesa S.p.A.	656,369
1,768		Banche Popolari Unite Scrl	44,111
179,145		Capitalia S.p.A.	1,487,117
74,149		Enel S.p.A.	662,599
33,967		ENI-Ente Nazionale Idrocarburi S.p.A.	1,026,658
8,212	@	Fiat S.p.A.	110,397
1,858		Italcementi S.p.A.	45,251
3,566		Luxottica Group S.p.A.	97,327
17,290		Mediaset S.p.A.	201,094
128,750		Pirelli & C S.p.A.	123,554
19,084		Telecom Italia S.p.A.	53,611
220,315		Telecom Italia - R.N.C.	563,611
8,652		UniCredito Italiano S.p.A.	66,102
			6,014,510

		Japan: 10.3%
400		Advantest Corp.	41,076
4,100		Aiful Corp.	227,657
22,700		Asahi Breweries Ltd.	335,228
53,000		Bridgestone Corp.	1,092,147
28		Central Japan Railway Co.	280,555
16,300		Chugai Pharmaceutical Co. Ltd.	353,193
21,000		Dai Nippon Printing Co. Ltd.	348,144
62,000		Dainippon Screen Manufacturing Co. Ltd	613,447
31,000		Daiwa Securities Group, Inc.	386,352
52,000		Denki Kagaku Kogyo K K	234,771
24		East Japan Railway Co.	172,422
9,000		Eisai Co. Ltd.	411,577
54,000		Fujitsu Ltd.	402,126
2,500		Hakuhodo DY Holdings, Inc.	197,895
5,300		Hikari Tsushin, Inc.	297,527
97,000		Hino Motors Ltd.	568,409
118,000		Hitachi Ltd.	804,339
84,000		Itochu Corp.	718,194
6,400		Jafco Co. Ltd.	361,237
71,000	@	Japan Airlines Corp.	189,136
138		Japan Tobacco, Inc.	494,811
14,600		JFE Holdings, Inc.	633,258
24,500		Kansai Electric Power Co. Inc.	586,080
14,000		Kao Corp.	350,656
39,000		Kawasaki Kisen Kaisha Ltd.	245,474
13,000		Keisei Electric Railway Co. Ltd.	77,269
1,340		Keyence Corp.	346,456
28,000		Kintetsu Corp.	100,344
93,000		Kobe Steel Ltd.	309,689
18,800		Leopalace21 Corp.	569,734
24,300		Makita Corp.	761,315
4,000		Matsushita Electric Industrial Co. Ltd.	87,375
7,000		Meiji Dairies Corp.	49,155
17		Millea Holdings, Inc.	302,054
60,000		Mitsubishi Chemical Holdings Corp.	398,536
60		Mitsubishi Tokyo Financial Group, Inc.	827,642
31,000		Mitsui Chemicals, Inc.	219,961
16,000		Mitsui Fudosan Co. Ltd.	330,006
21,000		Mitsui OSK Lines Ltd.	148,691
21,000		Mitsui Sumitomo Insurance Co. Ltd.	259,330
89,000		Mitsui Trust Holdings, Inc.	1,076,013
17,000		Mitsukoshi Ltd.	88,389
39		Mizuho Financial Group, Inc.	318,451
24,000		Nikon Corp.	467,895

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

5,800		Nintendo Co. Ltd.	$981,236
10,000		Nippon Express Co. Ltd.	50,531
124,000		Nippon Steel Corp.	467,510
162		Nippon Telegraph & Telephone Corp.	804,872
50		Nippon Unipac Holding	207,377
26,000		Nippon Yusen Kabushiki Kaisha	169,384
223,000		Nishi-Nippon City Bank Ltd.	1,042,511
92,000		Nisshin Steel Co. Ltd.	310,873
7,000		Nisshinbo Industries, Inc.	75,100
2,200		Nomura Holdings, Inc.	43,488
38,000		OJI Paper Co. Ltd.	213,826
1,700		Oriental Land Co. Ltd.	99,405
1,180		ORIX Corp.	342,354
66		Rakuten, Inc.	47,060
409		Resona Holdings, Inc.	1,243,251
6,400		Sankyo Co. Ltd	423,358
25,000		Sekisui House Ltd.	354,120
210,000		Shimizu Corp.	1,223,955
136,000		Shinko Securities Co. Ltd.	659,631
34,800		Showa Shell Sekiyu KK	414,922
23,000		Sompo Japan Insurance, Inc.	294,802
44,000		Sumitomo Metal Industries Ltd.	198,053
14		Sumitomo Mitsui Financial Group, Inc.	143,650
6,500		Suzuken Co. Ltd.	269,499
221,000		Taisei Corp.	845,430
22,000		Takashimaya Co. Ltd.	296,266
14,300		Takeda Chemical Industries Ltd.	929,996
32,900		Tokyo Electric Power Co., Inc.	907,365
6,600		Tokyo Electron Ltd.	470,851
4,100		Tokyo Steel Manufacturing Co. Ltd.	91,693
3,000		Toppan Printing Co. Ltd.	37,830
69,000		Toshiba Corp.	467,423
76,000		Tosoh Corp.	330,017
118,000		Toyobo Co. Ltd.	338,477
24,200		Toyota Motor Corp.	1,300,001
22,000		Toyota Tsusho Corp.	535,829
40,000		UNY Co. Ltd.	630,351
38		West Japan Railway Co.	162,035
54,900		Yamaha Motor Co. Ltd.	1,481,038
69,000		Yaskawa Electric Corp.	756,757
			36,746,143

		Luxembourg: 0.2%
15,071		Arcelor	640,693
3,200	@	Stolt Offshore SA	49,339
			690,032

		Netherlands: 2.6%
31,846		Aegon NV	532,421
10,751	@	ASML Holding NV	218,497
11,384		Buhrmann NV	177,249
10,841		DSM NV	461,096
2,476		European Aeronautic Defense and Space Co.	88,494
32,616	@	Koninklijke Ahold NV	266,988
26,105		Koninklijke Philips Electronics NV	826,017
520		Rodamco Europe NV	51,634
61,182		Royal Dutch Shell PLC	2,111,445
66,418		Royal Dutch Shell PLC	2,196,940
40,633		Royal KPN NV	467,781
524		SBM Offshore NV	56,491
8,842		TPG NV	326,263

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

43,926		Unilever NV	$997,340
1,288		Wereldhave NV	125,072
15,672		Wolters Kluwer NV	371,131
			9,274,859

		New Zealand: 0.1%
15,695		Fletcher Building Ltd.	90,925
47,373		Telecom Corp. of New Zealand Ltd.	137,152
			228,077

		Norway: 0.3%
10,400		DNB Holding ASA	134,023
2,200		Norsk Hydro ASA	62,087
3,150		Orkla ASA	155,826
4,500	@	Petroleum Geo-Services ASA	287,605
1,550		Statoil ASA	45,595
11,400		Telenor ASA	144,457
5,300		Yara International ASA	72,499
			902,092

		Portugal: 0.1%
50,492		Banco Comercial Portugues SA	146,486
27,874		Electricidade de Portugal SA	103,127
11,582		Portugal Telecom SGPS SA	136,490
29,425		Sonae SGPS SA	46,147
			432,250

		Singapore: 0.3%
58,000		CapitaLand Ltd.	150,997
95,000		ComfortDelgro Corp. Ltd.	88,144
8,000		Fraser and Neave Ltd.	97,655
49,000		SembCorp Industries Ltd.	93,648
7,000		Singapore Airlines Ltd.	55,319
22,000		Singapore Press Holdings Ltd.	55,674
100,000		Singapore Telecommunications Ltd.	160,904
50,000		United Overseas Bank Ltd.	474,234
			1,176,575

		Spain: 1.6%
4,734		Abertis Infraestructuras SA	113,699
1,078		Altadis SA	51,168
3,425		Antena 3 de Television SA	84,738
9,544		Banco Bilbao Vizcaya Argentaria SA	198,399
150,106		Banco Santander Central Hispano SA	2,171,401
8,505		Ebro Puleva SA	166,796
28,272		Endesa SA	949,839
5,362		Fomento de Construcciones y Contratas SA	412,966
3,386		Inditex SA	134,601
1,119		Metrovacesa SA	105,160
12,643		Repsol YPF SA	354,016
59,450		Telefonica SA	975,494
			5,718,277

		Sweden: 1.0%
9,600		Atlas Copco AB	240,244
8,400	@	Capio AB	154,386
5,000		Castellum AB	45,024
3,700		Electrolux AB	102,885
7,150		Hennes & Mauritz AB	259,088
4,300		Kungsleden AB	45,720
1,600	@	Modern Times Group AB	81,803

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

60,500		Nordea AB	$732,032
5,000		Scania AB	217,684
4,600		Securitas AB	87,975
8,000		SKF AB	126,986
1,400		Ssab Svenskt Stal AB	79,988
3,200		Svenska Cellulosa AB	133,546
5,200		Swedish Match AB	82,188
231,000		Telefonaktiebolaget LM Ericsson	740,346
31,000		TeliaSonera AB	188,734
2,200		Trelleborg AB	44,986
6,900		Volvo AB	338,857
			3,702,472

		Switzerland: 3.0%
3,001		Adecco SA	192,543
10,883		Ciba Specialty Chemicals AG	635,153
7,496		Compagnie Financiere Richemont AG	351,270
10,074		Credit Suisse Group	584,334
805		Kuehne & Nagel International AG	60,246
1,273	@	Logitech International SA	51,839
5,353		Nestle SA	1,602,715
17,446		Novartis AG	970,300
3,602		Phonak Holding AG	207,771
14,573		Roche Holding AG	2,277,156
8,991		Schindler Holding AG	471,889
11,029		STMicroelectronics NV	180,934
1,383		Swatch Group AG	46,877
342		Swiss Reinsurance	24,128
343		Swisscom AG	110,995
19,272		UBS AG	2,190,289
3,229	@	Zurich Financial Services AG	732,326
			10,690,765

		United Kingdom: 8.9%
81,097		Amvescap PLC	787,008
20,131		ARM Holdings PLC	44,016
9,286		Arriva PLC	93,682
35,663		AstraZeneca PLC	1,886,347
3,941		Aviva PLC	54,698
54,761		Barclays PLC	633,796
2,779		Barratt Developments PLC	47,851
36,846		Boots Group PLC	486,636
214,477		BP PLC	2,529,761
24,686		Brambles Industries PLC	200,507
23,827	@	British Airways PLC	152,126
31,069		British American Tobacco PLC	777,355
290,424		BT Group PLC	1,278,874
4,688		Cadbury Schweppes PLC	44,908
3,199		Carnival PLC	129,918
121,826		Centrica PLC	636,194
29,450		Davis Service Group PLC	245,873
149,610		Dixons Group PLC	546,068
43,989		First Choice Holidays PLC	177,123
16,013		First Group PLC	120,251
3,006		Gallaher Group PLC	46,421
11,299		GKN PLC	57,502
51,135		GlaxoSmithKline PLC	1,415,027
29,201		Hammerson PLC	621,490
48,328		Hanson PLC	591,027
96,915		HBOS PLC	1,658,669
110,963		HSBC Holdings PLC	1,928,195

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

84,053		Imperial Chemical Industries PLC	$563,199
18,387		Intercontinental Hotels Group PLC	313,412
159,294		International Power PLC	863,832
81,390		iSOFT Group PLC	133,802
23,316		Ladbrokes PLC	173,058
148,857		Legal & General Group PLC	356,923
44,466		LogicaCMG PLC	143,751
32,737		Marks & Spencer Group PLC	332,813
6,738		Mitchells & Butlers PLC	62,958
5,674		National Express Group PLC	84,837
114,411		Old Mutual PLC	360,097
229,226		Pilkington PLC	702,779
7,986		Reckitt Benckiser PLC	294,046
172,386		Rexam PLC	1,545,109
274,531		Royal & Sun Alliance Insurance Group	660,607
79,917		Royal Bank of Scotland Group PLC	2,580,030
34,093		SABMiller PLC	637,796
4,991		Scottish & Newcastle PLC	46,325
80,172		Signet Group PLC	141,816
45,478		Stagecoach Group PLC	86,582
48,487		Taylor Woodrow PLC	305,088
66,355		Tesco PLC	398,142
92,034		Tomkins PLC	486,003
44,424		Unilever PLC	994,927
95,560		United Business Media PLC	1,168,667
489,795		Vodafone Group PLC	1,128,265
			31,756,187

		United States: 56.9%
12,900		3M Co.	1,079,214
26,000		Abbott Laboratories	1,110,200
35,700	@	Advanced Micro Devices, Inc.	1,102,773
34,500		Aetna, Inc.	1,326,870
31,100	@	Agilent Technologies, Inc.	1,085,079
33,100		Altria Group, Inc.	2,394,785
24,800	@	Amazon.com, Inc.	858,328
20,900		American Express Co.	1,136,124
42,400		American International Group, Inc.	2,577,920
17,400		AmerisourceBergen Corp.	758,466
18,800	@	Amgen, Inc.	1,270,692
11,500	@	Apollo Group, Inc.	601,565
14,100	@	Apple Computer, Inc.	842,757
34,900		Archer-Daniels-Midland Co.	1,450,793
164,000		AT&T, Inc.	4,273,840
74,600		Bank of America Corp.	3,610,640
16,000		BellSouth Corp.	540,320
24,700		Best Buy Co., Inc.	1,309,100
6,600		Black & Decker Corp.	573,936
17,000	@	BMC Software, Inc.	342,550
30,300		Boeing Co.	2,522,475
23,000		Cardinal Health, Inc.	1,538,930
10,800		Caterpillar, Inc.	787,860
69,300		Charles Schwab Corp.	1,154,538
64,500		ChevronTexaco Corp.	3,856,455
25,800		Chubb Corp.	1,303,674
9,200		Cigna Corp.	853,208
13,100		Circuit City Stores, Inc.	393,655
188,400	@	Cisco Systems, Inc.	3,707,712
17,100		CIT Group, Inc.	878,940
80,200		Citigroup, Inc.	3,953,860
30,400	@	Coach, Inc.	884,032

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

68,400		Coca-Cola Co.	$3,011,652
30,300	@	Compuware Corp.	223,008
51,500		ConocoPhillips	3,259,435
7,500	@	Cooper Industries Ltd.	667,950
26,200		Costco Wholesale Corp.	1,386,766
13,500	@	Coventry Health Care, Inc.	705,375
17,000		Danaher Corp.	1,089,870
10,500		Darden Restaurants, Inc.	371,805
37,800	@	Dell, Inc.	959,364
15,700		Dow Chemical Co.	625,959
49,800		Duke Energy Corp.	1,405,356
15,500		EI Du Pont de Nemours & Co.	659,215
11,200		Equifax, Inc.	404,096
12,500	@	Express Scripts, Inc.	916,000
138,800		Exxon Mobil Corp.	8,454,308
15,800		Fannie Mae	786,050
4,400		Federated Department Stores	320,452
40,200		FirstEnergy Corp.	2,107,284
139,400		Ford Motor Co.	998,104
14,500		Freeport-McMoRan Copper & Gold, Inc.	811,855
32,300	@	Freescale Semiconductor, Inc.	1,008,083
170,100		General Electric Co.	5,827,626
25,100		General Mills, Inc.	1,302,439
30,000		Genworth Financial, Inc.	1,004,700
15,900		Goldman Sachs Group, Inc.	2,400,105
3,200	@	Google, Inc.	1,189,824
5,400		Harman International Industries, Inc.	457,542
16,600		Hartford Financial Services Group, Inc.	1,459,804
13,900		Hasbro, Inc.	257,706
95,400		Hewlett-Packard Co.	3,089,052
34,700		Home Depot, Inc.	1,322,764
40,500		Honeywell International, Inc.	1,667,790
13,400	@	Hospira, Inc.	600,454
13,700	@	Humana, Inc.	693,631
94,500		Intel Corp.	1,702,890
46,400		International Business Machines Corp.	3,707,360
27,100		International Game Technology	1,008,933
17,500		JC Penney Co., Inc.	1,063,300
47,800		Johnson & Johnson	2,878,516
56,000		JPMorgan Chase & Co.	2,387,840
9,700		Kerr-McGee Corp.	1,036,445
18,900	@	King Pharmaceuticals, Inc.	336,042
24,600		Lehman Brothers Holdings, Inc.	1,638,606
20,100		Lincoln National Corp.	1,129,218
20,400		Lockheed Martin Corp.	1,478,796
9,000		Louisiana-Pacific Corp.	218,340
12,800		Lowe’s Cos., Inc.	797,184
32,800	@	LSI Logic Corp.	319,144
19,400		Marathon Oil Corp.	1,455,970
57,000		McDonald’s Corp.	1,890,690
22,500		McGraw-Hill Cos, Inc.	1,161,000
21,800		McKesson Corp.	1,079,100
77,600		Merck & Co., Inc.	2,583,304
15,400		Merrill Lynch & Co., Inc.	1,115,114
36,000		Metlife, Inc.	1,852,920
7,100		MGIC Investment Corp.	467,677
54,900		Micron Technology, Inc.	909,144
235,300		Microsoft Corp.	5,329,545
39,500		Morgan Stanley	2,354,990
103,100		Motorola, Inc.	2,174,379
35,400		National City Corp.	1,305,552

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.8% (continued)

28,900		National Semiconductor Corp.	$742,152
41,200		News Corp., Inc.	785,684
18,600		Nordstrom, Inc.	685,038
24,300		Norfolk Southern Corp.	1,282,068
10,600		Nucor Corp.	1,115,862
18,600		Occidental Petroleum Corp.	1,843,074
25,000	@	Office Depot, Inc.	1,039,250
11,700	@	Pactiv Corp.	288,639
11,500		Pepsi Bottling Group, Inc.	360,410
54,200		PepsiCo, Inc.	3,276,932
118,200		Pfizer, Inc.	2,796,612
13,300		PPG Industries, Inc.	855,722
21,300		Principal Financial Group	1,164,045
89,900		Procter & Gamble Co.	4,877,075
23,200		Prudential Financial, Inc.	1,766,680
27,400		Qualcomm, Inc.	1,238,754
28,000		Raytheon Co.	1,283,800
7,200		Reynolds America, Inc.	791,568
12,300		Rohm & Haas Co.	620,043
10,500		Safeco Corp.	581,385
19,800		Schlumberger Ltd.	1,298,286
7,700	@	Sears Holding Corp.	1,169,399
76,400	@	Solectron Corp.	271,984
56,500		Southwest Airlines Co.	909,650
50,400		Staples, Inc.	1,183,896
42,000	@	Starbucks Corp.	1,497,300
11,400		Sunoco, Inc.	781,926
10,600		Supervalu, Inc.	309,096
14,900		Target Corp.	728,908
9,100		Temple-Inland, Inc.	391,391
26,100		Texas Instruments, Inc.	815,103
8,200		The Bear Stearns Cos., Inc.	1,096,750
37,600		TJX Cos., Inc.	891,496
18,600		TXU Corp.	1,065,780
17,500		United Parcel Service, Inc.	1,409,625
16,300		United Technologies Corp.	1,019,076
53,400		UnitedHealth Group, Inc.	2,347,462
24,400		UnumProvident Corp.	438,224
30,700		US BanCorp.	947,709
28,900		Valero Energy Corp.	1,773,015
13,350	@	Viacom, Inc.	503,963
26,500		Wachovia Corp.	1,417,750
39,700		Wal-Mart Stores, Inc.	1,923,463
36,000		Walt Disney Co.	1,098,000
28,500	@	WellPoint, Inc.	2,040,030
19,200		Wells Fargo & Co.	1,274,304
9,900		Wendy’s International, Inc.	596,772
22,500		Wyeth	1,029,150
			202,533,015

		Total Common Stock
		(Cost $336,618,749)	351,836,122

PREFERRED STOCK: 0.6%

		Germany: 0.6%
1,813		ProSieben SAT.1 Media AG	47,232
16,641		RWE AG	1,291,918
13,855		Volkswagen AG	697,353
			2,036,503

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)(continued)

Shares		Value

PREFERRED STOCK: 0.6% (continued)

	Total Preferred Stock
	(Cost $1,708,681)	$2,036,503

RIGHTS: 0.0%

	Spain: 0.0%
4,734	Abertis Infraestructuras SA, due 06/02/06	5,594
		5,594

	Sweden: 0.0%
1,400	Ssab Svenskt Stal AB, due 05/29/06	795
		795

	Total Right
	(Cost $0)	6,389

	Total Long-Term Investments:
	(Cost $338,327,430)	353,879,014

Principal
Amount			Value

SHORT-TERM INVESTMENT: 0.3%

	Repurchase Agreement: 0.3%
$1,125,000	Morgan Stanley Repurchase Agreement dated, 05/31/06, 5.020%, due 06/01/06, $1,125,157 to be received upon repurchase (Collateralized by $1,175,000 Federal National Mortgage Association, 3.160%, Market Value plus accrued interest $1,154,657, due 05/07/07)		$1,125,000

	Total Short-Term Investments:
	(Cost $1,125,000)		1,125,000

	Total Investments in Securities
	(Cost $339,452,430)*	99.7%	$355,004,014
	Other Assets and Liabilities-Net	0.3	1,232,115
	Net Assets	100.0%	$356,236,129

@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $339,735,134

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,873,097
Gross Unrealized Depreciation	(8,604,217)
Net Unrealized Appreciation	$15,268,880

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	1.9
Agriculture	1.7
Airlines	0.5

Apparel	0.3
Auto Manufacturers	1.3
Auto Parts & Equipment	0.5
Banks	10.8
Beverages	2.3
Biotechnology	0.4
Building Materials	0.9
Chemicals	1.6
Commercial Services	1.0
Computers	2.7
Cosmetics/Personal Care	1.6
Distribution/Wholesale	0.5
Diversified Financial Services	6.1
Electric	3.2
Electrical Components & Equipment	0.4
Electronics	1.1
Engineering & Construction	1.2
Entertainment	0.4
Food	2.2
Forest Products & Paper	0.3
Gas	0.2
Hand/Machine Tools	0.5
Healthcare - Products	1.0
Healthcare - Services	2.1
Holding Companies - Diversified	0.4
Home Builders	0.2
Home Furnishings	0.2
Household Products/Wares	0.1
Insurance	6.0
Internet	0.6
Investment Companies	0.0
Iron/Steel	1.9
Leisure Time	0.6
Lodging	0.2
Machinery - Construction & Mining	0.3
Media	1.8
Metal Fabricate/Hardware	0.0
Mining	0.3
Miscellaneous Manufacturing	3.2
Oil & Gas	9.3
Oil & Gas Services	0.7
Packaging & Containers	0.7
Pharmaceuticals	6.4
Real Estate	1.0
Real Estate Investment Trust	0.1
Retail	6.3
Semiconductors	2.1
Software	1.9
Telecommunications	6.2
Textiles	0.1
Toys/Games/Hobbies	0.3
Transportation	1.6
Venture Capital	0.1
Water	0.0
Repurchase Agreement	0.3
Other Assets and Liabilities	0.3
Net Assets	100.0%

At May 31, 2006 the following forward currency contracts were outstanding:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
Australian Dollars			USD
AUD 10,900,000	Sell	8/28/2006	$8,258,930	$8,202,183	$56,747

Swiss Francs
CHF 12,725,000	Sell	8/28/2006	10,480,152	10,576,827	(96,675)

EURO
EUR 42,890,000	Sell	8/28/2006	54,954,957	55,418,471	(463,514)

Great British Pound Sterling
GBP 19,100,000	Sell	8/28/2006	35,529,820	35,797,622	(267,802)

Japanese Yen
JPY 4,175,000,000	Sell	8/28/2006	37,561,853	37,719,898	(158,045)

			$146,785,712	$147,715,001	$(929,289)

No. of Contracts		Expiration Date	Strike Price/Rate		Premiums Received	Value
WRITTEN OPTIONS

Call Options Written
6,900	Dow Jones EURO STOXX Price Index	7/6/2006	3,660.00	EUR	738,194	690,072
210,000	Tokyo Stock Price Index	7/6/2006	16,288.23	JPY	920,312	232,792
4,100	FTSE 100 Index	7/6/2006	5,756.32	GBP	996,804	990,811
112,500	S&P 500® Composite Stock Price Index	6/8/2006	1,305.42	USD	1,998,000	129,375
	Total Premiums Received and
333,500	Total Liability for Call Options				$4,653,310	$2,043,050

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 31, 2006